DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations
Schedule of Loss from discontinued operations

	December 31	December 31,
	2022	2021
Revenues	$—	$16,464,160
Cost of sales	—	(13,741,705)
Gross profit	—	2,722,455
Operating expenses:
General and Administrative	—	(281,460)
Selling expenses	—	(881,654)
Research and development	—	(6,959)
Total	—	$1,552,382
Other income (expense)
Interest income	$—	$378
Other (expense) income, net	—	66,871
Other finance expenses	—	(14,939)
Total	—	52,310
Loss from discontinued operations before income tax	—	1,604,692
Income tax provision	—	(593,389)
Income from discontinued operations before non-controlling interest	$—	$1,011,303
Less: Net loss attributable to non-controlling interest	—	—
Income from discontinued operation	$—	$1,011,303

Schedule of components of assets and liabilities

	December 31,	December 31,
	2022	2021
Cash	$—	$866,075
Accounts receivable	—	2,990,419
Other current assets	—	7,041,322
Prepayments, net	—	2,644,553
Inventories	—	130,532
Property, plant and equipment, net	—	17,044
Other non-current assets	—	70,454
Total assets related to discontinued operations	—	13,760,399
Accounts payable	—	813,038
Other payables and accrued expenses	—	794,599
Operating lease liabilities-current	—	20,621
Customer deposits	—	865,717
Tax payables	—	2,334,922
Other non-current liabilities	—	29,051
Total liabilities related to discontinued operations	$—	$4,857,948